Investment Portfolioas of September 30, 2022 (Unaudited)
DWS Core Equity VIP
	Shares	Value ($)

Common Stocks 99.5%
Communication Services 7.2%
Entertainment 1.3%
Electronic Arts, Inc.	3,174	367,263
Spotify Technology SA*	4,812	415,276
Walt Disney Co.*	4,429	417,788
		1,200,327
Interactive Media & Services 4.7%
Alphabet, Inc. "A"*	16,145	1,544,269
Alphabet, Inc. "C"*	25,531	2,454,806
Meta Platforms, Inc. "A"*	2,272	308,265
		4,307,340
Wireless Telecommunication Services 1.2%
T-Mobile U.S., Inc.*	7,802	1,046,794
Consumer Discretionary 12.2%
Auto Components 1.5%
BorgWarner, Inc.	8,870	278,518
Lear Corp.	9,104	1,089,658
		1,368,176
Automobiles 0.8%
Ford Motor Co.	29,390	329,168
Tesla, Inc.*	1,580	419,095
		748,263
Distributors 0.9%
Pool Corp.	2,547	810,481
Diversified Consumer Services 1.1%
Terminix Global Holdings, Inc.*	25,823	988,763
Hotels, Restaurants & Leisure 1.8%
Churchill Downs, Inc.	2,097	386,162
Darden Restaurants, Inc.	3,171	400,561
MGM Resorts International	15,664	465,534
Wendy's Co.	24,065	449,775
		1,702,032
Household Durables 0.3%
Mohawk Industries, Inc.*	2,939	268,007
Internet & Direct Marketing Retail 1.9%
Amazon.com, Inc.*	15,215	1,719,295
Specialty Retail 2.1%
Bath & Body Works, Inc.	12,392	403,979
Five Below, Inc.*	4,779	657,925
RH*	3,545	872,318
		1,934,222

Textiles, Apparel & Luxury Goods 1.8%
NIKE, Inc. "B"	12,001	997,523
PVH Corp.	14,227	637,370
		1,634,893
Consumer Staples 6.3%
Beverages 4.1%
Coca-Cola Co.	24,210	1,356,244
Constellation Brands, Inc. "A"	3,376	775,400
PepsiCo, Inc.	9,976	1,628,682
		3,760,326
Food & Staples Retailing 0.9%
Costco Wholesale Corp.	489	230,940
Kroger Co.	13,076	572,075
		803,015
Personal Products 1.3%
Coty, Inc. "A"*	131,788	832,900
Herbalife Nutrition Ltd.*	17,743	352,908
		1,185,808
Energy 5.0%
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	7,426	1,232,048
Devon Energy Corp.	18,386	1,105,550
Occidental Petroleum Corp.	20,340	1,249,893
Valero Energy Corp.	8,981	959,620
		4,547,111
Financials 10.4%
Banks 4.4%
Bank of America Corp.	20,842	629,428
Huntington Bancshares, Inc.	54,081	712,788
JPMorgan Chase & Co.	18,258	1,907,961
Wells Fargo & Co.	20,447	822,378
		4,072,555
Capital Markets 3.9%
Ameriprise Financial, Inc.	3,578	901,477
Intercontinental Exchange, Inc.	3,854	348,209
LPL Financial Holdings, Inc.	2,672	583,779
MSCI, Inc.	2,762	1,164,984
S&P Global, Inc.	1,216	371,306
Tradeweb Markets, Inc. "A"	4,015	226,526
		3,596,281
Diversified Financial Services 0.4%
Apollo Global Management, Inc.	8,036	373,674
Insurance 1.7%
Everest Re Group Ltd.	1,663	436,438
MetLife, Inc.	17,970	1,092,216
		1,528,654
Health Care 15.7%
Biotechnology 5.3%
AbbVie, Inc.	8,458	1,135,148

Amgen, Inc.	5,768	1,300,107
Biogen, Inc.*	3,306	882,702
Gilead Sciences, Inc.	8,211	506,537
Moderna, Inc.*	5,861	693,063
Vertex Pharmaceuticals, Inc.*	1,214	351,501
		4,869,058
Health Care Providers & Services 7.2%
Centene Corp.*	18,873	1,468,508
Cigna Corp.	3,280	910,102
Elevance Health, Inc.	5,530	2,511,947
Humana, Inc.	1,152	558,939
McKesson Corp.	2,662	904,734
Molina Healthcare, Inc.*	855	282,013
		6,636,243
Pharmaceuticals 3.2%
AstraZeneca PLC (ADR)	6,975	382,509
Bristol-Myers Squibb Co.	14,154	1,006,208
Johnson & Johnson	7,124	1,163,777
Zoetis, Inc.	2,239	332,021
		2,884,515
Industrials 9.0%
Aerospace & Defense 2.6%
General Dynamics Corp.	4,540	963,252
Northrop Grumman Corp.	2,239	1,053,046
Raytheon Technologies Corp.	4,346	355,764
		2,372,062
Building Products 0.9%
Owens Corning	11,148	876,344
Commercial Services & Supplies 2.1%
Republic Services, Inc.	2,656	361,322
Waste Management, Inc.	9,768	1,564,932
		1,926,254
Electrical Equipment 0.4%
Emerson Electric Co.	4,833	353,872
Industrial Conglomerates 0.3%
3M Co.	2,345	259,122
Machinery 1.4%
AGCO Corp.	5,277	507,489
Cummins, Inc.	1,980	402,950
Oshkosh Corp.	4,975	349,693
		1,260,132
Professional Services 0.7%
TransUnion	4,945	294,178
Verisk Analytics, Inc.	1,912	326,053
		620,231
Road & Rail 0.6%
J.B. Hunt Transport Services, Inc.	3,499	547,314
Information Technology 25.0%
Communications Equipment 0.5%
Cisco Systems, Inc.	12,001	480,040

IT Services 2.9%
Accenture PLC "A"	1,637	421,200
Mastercard, Inc. "A"	1,125	319,882
PayPal Holdings, Inc.*	2,803	241,254
Visa, Inc. "A"	9,381	1,666,535
		2,648,871
Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc.*	8,850	560,736
Intel Corp.	7,911	203,866
Lam Research Corp.	1,170	428,220
NVIDIA Corp.	6,471	785,515
QUALCOMM, Inc.	12,139	1,371,464
		3,349,801
Software 9.6%
Microsoft Corp.	26,354	6,137,847
Oracle Corp.	27,128	1,656,707
Salesforce, Inc.*	3,380	486,179
Synopsys, Inc.*	1,782	544,419
		8,825,152
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	54,989	7,599,480
Materials 2.7%
Chemicals 1.7%
Corteva, Inc.	7,117	406,736
DuPont de Nemours, Inc.	5,725	288,540
Linde PLC	1,608	433,501
The Mosaic Co.	9,206	444,926
		1,573,703
Metals & Mining 1.0%
Cleveland-Cliffs, Inc.*	49,655	668,853
United States Steel Corp.	10,547	191,112
		859,965
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	5,127	944,342
Iron Mountain, Inc.	23,390	1,028,458
Prologis, Inc.	9,544	969,671
		2,942,471
Utilities 2.8%
Electric Utilities 1.3%
NextEra Energy, Inc.	9,587	751,717
NRG Energy, Inc.	10,655	407,767
		1,159,484
Multi-Utilities 0.6%
Public Service Enterprise Group, Inc.	10,335	581,137
Water Utilities 0.9%
American Water Works Co., Inc.	6,515	847,992
Total Common Stocks (Cost $67,597,719)		91,069,260

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.84% (a) (Cost $582,252)	582,252	582,252

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $68,179,971)	100.1	91,651,512
Other Assets and Liabilities, Net	(0.1)	(135,629)
Net Assets	100.0	91,515,883
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (a) (b)
3,050,235	—	3,050,235 (c)	—	—	2,470	—	—	—
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.84% (a)
1,168,134	7,716,476	8,302,358	—	—	4,940	—	582,252	582,252
4,218,369	7,716,476	11,352,593	—	—	7,410	—	582,252	582,252

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$91,069,260	$—	$—	$91,069,260
Short-Term Investments	582,252	—	—	582,252
Total	$91,651,512	$—	$—	$91,651,512

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1coreq-PH3
R-080548-1 (1/23)